Corporate and mandatory information	12 Months Ended
Dec. 31, 2024
Corporate and mandatory information
Corporate and mandatory information

Corporate information

Svensk Exportkredit (SEK) is a state-owned company that finances Swedish exporters, their subsidiaries, and their foreign customers. AB Svensk Exportkredit (publ) is the parent company of the group. The parent company is a Swedish limited liability company with its registered office in Stockholm, Sweden. The consolidated accounts for the financial year 2024 were approved for publication by the Board of Directors on February 20, 2025, and will be presented for adoption at the 2024 Annual General Meeting on March 25, 2025.

Mandatory information

Name of reporting entity	AB Svensk Exportkredit (publ)
Legal form of entity	Public limited company
Share capital	3,990,000 shares/par value Skr 1,000
Organizational number	556084-0315
Domicile of entity	Sweden
Country of incorporation	Sweden
Address of entity’s registered office	Fleminggatan 20, 112 26 Stockholm, Sweden
Principal place of business	Sweden
Nature of the entity’s operations and principal activities	Credit market company, financing of exports